UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21407

        Nuveen Diversified Dividend and Income Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois, 60606
Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois, 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            12/31

Date of reporting period:          09/30/04

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Diversified Dividend and Income Fund (JDD)
September 30, 2004

Shares	Description(1)				Value

	COMMON STOCKS - 34.0% (24.9% of Total Investments)
	Aerospace & Defense - 1.9%
50,000	Lockheed Martin Corporation				$ 2,789,000
85,000	Raytheon Company				3,228,300

					6,017,300

	Auto Components - 0.7%
245,600	Delphi Automotive System Corporation				2,281,624

	Chemicals - 0.6%
143,000	DSM NV				1,873,300

	Commercial Banks - 0.9%
69,200	Bank of America Corporation				2,998,436

	Commercial Services & Supplies - 0.9%
65,000	Pitney Bowes Inc.				2,866,500

	Communications Equipment - 0.5%
90,000	KT Corporation				1,626,300

	Containers & Packaging - 0.8%
106,300	Packaging Corporation of America				2,601,161

	Diversified Financial Services - 1.8%
50,000	Citigroup Inc.				2,206,000
85,000	J.P. Morgan Chase & Co.				3,377,050

					5,583,050

	Diversified Telecommuncation Services - 3.6%
110,500	SBC Communications Inc.				2,867,475
135,000	Sprint Corporation				2,717,550
52,500	Telecom Italia SpA, Sponsored ADR				1,614,900
110,600	Verizon Communications Inc.				4,355,428

					11,555,353

	Electric Utilities - 1.6%
65,000	FirstEnergy Corporation				2,670,200
220,000	Korea Electric Power Corporation				2,321,000

					4,991,200

	Food & Staples Retailing - 1.4%
135,000	Albertson's, Inc.				3,230,550
60,812	J Sainsbury plc, Sponsored ADR				1,143,266

					4,373,816

	Food Products - 0.6%
67,000	Tate and Lyle plc				1,879,350

	Household Durables - 0.5%
77,000	Newell Rubbermaid Inc.				1,543,080

	Household Products - 1.0%
48,000	Kimberly-Clark Corporation				3,100,320

	Insurance - 1.9%
145,000	Aon Corporation				4,167,300
30,000	Hartford Financial Services Group, Inc.				1,857,900

					6,025,200

	Metals & Mining - 1.7%
146,000	Alumina Limited				2,388,560
26,500	Rio Tinto plc, Sponsored ADR				2,879,225

					5,267,785

	Multiline Retail - 0.6%
73,400	May Department Stores Company				1,881,242

	Oil & Gas - 5.7%
44,600	ChevronTexaco Corporation				2,392,337
37,800	ConocoPhillips				3,131,730
23,000	Eni S.p.A., Sponsored ADR				2,582,900
80,000	Kerr-McGee Corporation				4,580,000
30,000	Total SA, Sponsored ADR				3,065,100
49,500	Unocal Corporation				2,128,500

					17,880,567

	Paper & Forest Products - 1.5%
55,500	International Paper Company				2,242,755
40,000	Weyerhaeuser Company				2,659,200

					4,901,955

	Real Estate - 0.6%
200,000	MFA Mortgage Investments, Inc.				1,842,000

	Thrifts & Mortgage Finance - 2.5%
71,600	Fannie Mae				4,539,440
94,100	IndyMac Bancorp, Inc.				3,406,420

					7,945,860

	Tobacco - 2.2%
88,200	Altria Group, Inc.				4,148,928
113,000	Loews Corporation - Carolina Group				2,753,810

					6,902,738

	Water Utilities - 0.5%
82,800	United Utilities plc, Sponsored ADR				1,685,808

	Total Common Stocks (cost $92,636,141)				107,623,945

	CONVERTIBLE PREFERRED STOCK - 0.9% (0.6% of Total Investments)
	Specialty Retail - 0.9%
57,000	Toys "R" Us, Inc.				2,739,420

	Total Convertible Preferred Stock (cost $2,002,026)				2,739,420

	REAL ESTATE INVESTMENT TRUST COMMON STOCKS - 31.1% (22.7% of Total Investments)
	Apartments - 8.6%
242,800	AMLI Residential Properties Trust				7,417,540
114,900	Archstone-Smith Trust				3,635,436
57,500	AvalonBay Communities, Inc.				3,462,650
74,500	Camden Property Trust				3,441,900
129,600	Gables Residential Trust				4,425,840
164,400	Post Properties, Inc.				4,915,560

					27,298,926

	Diversified - 0.7%
36,300	Vornado Realty Trust				2,275,284

	Healthcare - 3.7%
310,900	Nationwide Health Properties, Inc.				6,451,175
293,800	Senior Housing Properties Trust				5,235,516

					11,686,691

	Hotels - 1.0%
338,736	Hersha Hospitality Trust				3,184,118

	Industrial - 0.6%
50,000	First Industrial Realty Trust, Inc.				1,845,000

	Office Property - 10.8%
180,300	Arden Realty, Inc.				5,874,174
159,000	Brandywine Realty Trust				4,528,320
140,700	CRT Properties Inc.				3,018,015
594,600	HRPT Properties Trust				6,534,654
81,400	Highwoods Properties, Inc.				2,003,254
158,900	Mack-Cali Realty Corporation				7,039,270
104,500	Maguire Properties, Inc.				2,540,395
95,900	Reckson Associates Realty Corporation				2,757,125

					34,295,207

	Regional Malls - 1.4%
49,900	The Macerich Company				2,659,171
32,400	Simon Property Group, Inc.				1,737,612

					4,396,783

	Shopping Center - 3.3%
183,900	Cedar Shopping Centers Inc.				2,565,405
73,500	Federal Realty Investment Trust				3,234,000
160,000	Kite Realty Group Trust				2,104,000
107,100	New Plan Excel Realty Trust				2,677,500

					10,580,905

	Storage - 1.0%
77,700	Shurgard Storage Centers, Inc., Class A				3,014,760

	Total Real Estate Investment Trust Common Stocks (cost $85,402,889)				98,577,674

	REAL ESTATE INVESTMENT TRUST PREFERRED SECURITIES - 4.2% (3.1% of Total Investments)
	Apartments - 2.4%
48,000	Apartment Investment & Management Company, Series Q, 10.100%				1,272,000
103,000	Apartment Investment & Management Company, Series R, 10.000%				2,747,010
150,000	Apartment Investment & Management Company, Series U, 7.750%				3,631,500

					7,650,510

	Diversified - 0.7%
103,800	Crescent Real Estate Equities Company, Series A, 6.750%				2,201,598

	Office Property - 0.8%
35,000	Brandywine Realty Trust, Series D, 7.375%				881,125
64,000	Maguire Properties, Inc., Series A, 7.625%				1,593,600

					2,474,725

	Shopping Center - 0.3%
40,000	Cedar Shopping Centers Inc., 8.875%				1,055,000

	Total Real Estate Investment Trust Preferred Securities (cost $13,378,998)				13,381,833

				Ratings**
Principal		Stated
Amount (000)	Description(1)	Maturity*	Moody's	S&P	Value

	VARIABLE RATE SENIOR LOAN INTERESTS(2) - 25.9% (18.9% of Total Investments)

	Aerospace & Defense - 1.2%
$351	Vought Aircraft Industries, Inc., Term Loan B	6/30/07	Ba3	B+	$ 355,071
1,113	Vought Aircraft Industries, Inc., Term Loan C	6/30/08	Ba3	B+	1,125,426
2,373	Vought Aircraft Industries, Inc., Term Loan X	12/31/06	Ba3	B+	2,394,151

					3,874,648

	Auto Components - 3.9%
2,500	Federal-Mogul Corporation, Term Loan A (a)	2/24/24	NR	NR	2,307,813
2,863	HLI Operating Company, Inc., Term Loan B	6/03/09	Ba3	BB-	2,922,390
1,995	Mark IV Industries, Inc., Term Loan B	6/23/11	B1	BB-	2,028,042
1,493	Meridian Automotive Systems, First Lien Term Loan	8/28/10	B2	B+	1,422,850
1,762	Metaldyne Company LLC, Term Loan D	12/31/09	B2	BB-	1,761,812
1,369	Tenneco Automotive, Inc., Term Loan B	12/12/10	B1	B+	1,386,648
621	Tenneco Automotive, Inc., Term Loan B-1	12/12/10	B1	B+	628,707

					12,458,262

	Building Products - 0.6%
2,000	Nortek Inc., Term Loan B	8/27/11	B1	B+	2,025,834

	Commercial Services & Supplies - 0.9%
2,914	Allied Waste North America, Inc., Term Loan B	1/15/10	Ba2	BB	2,961,847

	Containers & Packaging - 2.5%
1,986	Graham Packaging Company L.P., Term Loan B	2/14/10	B2	CCC+	2,000,008
2,000	Owens-Illinois Group, Inc., Term Loan C	4/01/08	B1	BB-	2,003,333
218	Stone Container Corporation, Term Loan C	6/30/09	NR	NR	219,971
1,662	Stone Container Corporation, Term Loan B	6/30/09	NR	NR	1,673,602
1,990	United States Can Company, Term Loan B	1/15/10	B2	B	1,985,025

					7,881,939

	Diversified Conglomerate Manufacturing - 1.2%
1,909	EaglePicher Incorporated, Term Loan B	8/07/09	B2	B+	1,926,935
1,883	Amsted Industries Incorporated, Term Loan B	10/15/10	B1	BB-	1,906,780

					3,833,715

	Electrical Utilities - 0.6%
1,713	Sensus Metering Systems Inc., Term Loan B-1	12/17/10	B2	B+	1,734,457
257	Sensus Metering Systems Inc., Term Loan B-2	12/17/10	B2	B+	260,168

					1,994,625

	Food & Staples Retailing - 0.4%
1,218	Alimentation Couche-Tard Inc., Term Loan	12/17/10	Ba2	BB	1,230,298

	Food Products - 1.0%
2,978	Michael Foods, Inc., Term Loan B	11/20/10	B1	B+	3,012,858

	Healthcare Equipment & Supplies - 1.1%
1,980	Beverly Enterprises, Inc., Term Loan B	10/22/08	Ba3	BB	2,011,349
1,536	Kinetic Concepts, Inc., Term Loan B-1	8/11/10	B1	BB-	1,554,060

					3,565,409

	Healthcare Providers - 0.9%
2,936	Triad Hospitals, Inc., Term Loan B	9/30/08	Ba2	BB	2,980,349

	Hotels Restaurants & Leisure - 4.2%
3,970	24 Hour Fitness Worldwide, Inc., Term Loan B	7/01/09	B1	B	4,022,106
2,638	Alliance Gaming Corporation, Term Loan B	9/05/09	Ba3	BB-	2,673,196
2,591	Venetian Casino Resort, Term Loan B	6/15/11	B1	B+	2,631,392
2,000	Metro-Goldwyn-Mayer Studios, Inc., Term Loan B	4/26/11	NR	NR	2,008,000
1,702	Wyndham International, Inc., Term Loan II	4/01/06	NR	NR	1,699,683

					13,034,377

	Insurance - 0.6%
2,000	Conseco, Inc., Term Loan	6/22/10	B2	BB-	2,035,417

	Media - 5.1%
1,995	Charter Communications Operating, LLC, Term Loan B	4/07/11	B2	B	1,981,477
1,724	Dex Media West, LLC, Term Loan B	3/09/10	Ba2	BB-	1,748,478
2,000	Emmis Operating Company, Term Loan	11/10/11	Ba2	B+	2,018,611
2,000	Loews Cineplex Corporation, Term Loan B	6/30/11	B1	B	2,021,965
2,000	Rainbow Media Holdings LLC, Term Loan	3/31/12	Ba2	BB+	2,028,250
1,930	Regal Cinemas Corporation, Term Loan	11/10/10	Ba3	BB-	1,953,665
2,000	R.H. Donnelly Inc., Term Loan	6/30/11	Ba3	BB	2,028,021
1,990	WMG Acquisition Corp., Term Loan	2/27/11	B1	B+	2,020,027

					15,800,494

	Road & Rail - 0.9%
2,878	Laidlaw Inc., Term Loan B-1	6/19/09	Ba3	BB+	2,925,661

	Wireless Telecommunication Services - 0.8%
2,481	Nextel Finance Company, Term Loan E	12/15/10	Ba1	BBB	2,496,260

	Total Variable Rate Senior Loan Interests (cost $81,747,614)				82,111,993

	EMERGING MARKET SOVEREIGN DEBT - 31.8% (23.2% of Total Investments)
	Argentina - 0.4%
1,855	Argentina Republic, 1.980%	8/03/12	Caa1	CCC	1,384,164

	Brazil - 1.7%
500	Braskem SA, 11.750%	1/22/14	NR	BB-	540,000
824	Brazil Republic, 2.125%	4/15/09	B1	BB-	808,645
600	Brazil Republic, 12.000%	4/15/10	B1	BB-	717,900
2,052	Brazil Republic, 8.000%	4/15/14	B1	BB-	2,042,728
1,055	Brazil Republic, 10.500%	7/14/14	B1	BB-	1,177,380

					5,286,653

	Bulgaria - 1.1%
2,133	Bulgaria Republic, 2.750%	7/28/12	Ba2	BBB-	2,130,127
1,100	Bulgaria Republic, 8.250%	1/15/15	Ba2	BBB-	1,358,335

					3,488,462

	Cayman Islands - 0.1%
270	CSN Islands IX Corporation 144A, 10.000%	1/15/15	B1	B+	271,350

	Chile - 0.9%
550	Chile Republic, 6.875%	4/28/09	Baa1	A	617,375
430	Codelco Inc., 144A, 5.500%	10/15/13	A2	A	448,666
600	Codelco Inc., Reg S, 6.375%	11/30/12	A2	A	672,114
1,100	Empresa Nacional del Petroleo 144A, 4.875%	3/15/14	Baa1	A	1,086,542

					2,824,697

	Columbia - 1.4%
1,450	Columbia Republic, 9.750%	4/23/09	Ba2	BB	1,643,575
396	Columbia Republic, 9.750%	4/09/11	Ba2	BB+	449,582
500	Columbia Republic, 10.000%	1/23/12	Ba2	BB	556,500
450	Columbia Republic, 10.750%	1/15/13	Ba2	BB	517,950
575	Columbia Republic, 8.250%	12/22/14	Ba2	BB	570,688
600	Columbia Republic, 11.750%	2/25/20	Ba2	BB	736,500

					4,474,795

	Ecuador - 1.1%
4,450	Ecuador Republic, Reg S, 8.000%	8/15/30	Caa1	CCC+	3,621,188

	El Salvador - 1.2%
2,440	El Salvador Republic, 8.500%	7/25/11	Baa3	BB+	2,747,159
1,080	El Salvador Republic, 7.750%	1/24/23	Baa3	BB+	1,166,816

					3,913,975

	Guatemala - 0.5%
490	Guatemala Government, Reg S, 9.250%	8/01/13	Ba2	BB-	552,190
880	Republic of Guatemala, 144A, 8.125% (DD, settling 10/06/04)	10/06/34	Ba2	BB-	899,800

					1,451,990

	Hong Kong - 0.3%
890	Hong Kong, 144A, 5.125%	8/01/14	A1	A+	918,081

	Indonesia - 0.9%
3,000	Republic of Indonesia, 144A, 6.750%	3/10/14	B2	B	2,917,500

	Malaysia - 1.6%
600	Malaysia Republic, 8.750%	6/01/09	Baa1	A-	719,550
500	Malaysia Republic, 7.500%	7/15/11	Baa1	A-	586,775
600	Petronas Capital Ltd., Reg S, 7.000%	5/22/12	Baa1	A-	686,680
2,700	Petronas Capital Limited, 7.000%	5/22/12	Baa1	A-	3,090,061

					5,083,066

	Mexico - 2.6%
700	Conproca SA, Reg S, 12.000%	12/16/10	Baa3	BBB-	892,860
1,000	Pemex Project F, Reg S, 7.375%	12/15/14	Baa1	BBB-	1,092,500
1,200	Pemex Project Funding Master Trust, 8.500%	2/15/08	Baa1	BBB-	1,351,500
1,400	Petroleos Mexicanos, 9.500%	9/15/27	Baa1	BBB-	1,711,500
2,420	United Mexican States, 6.625%	3/03/15	Baa2	BBB-	2,571,250
520	United Mexican States, 8.125%	12/30/19	Baa2	BBB-	598,000

					8,217,610

	Panama - 2.0%
650	Panama Republic, 9.625%	2/08/11	Ba1	BB	749,125
1,260	Panama Republic, 9.375%	1/16/23	Ba1	BB	1,379,700
3,850	Panama Republic, 9.375%	4/01/29	Ba1	BB	4,331,250

					6,460,075

	Peru - 1.9%
1,300	Peru Republic, 9.125%	2/21/12	Ba3	BB	1,462,500
450	Peru Republic, 9.875%	2/06/15	Ba3	BB	519,750
800	Peru Republic, 8.375%	5/03/16	Ba3	BB	836,000
528	Peru Republic, 5.000%	3/07/17	Ba3	BB	490,090
1,950	Peru Republic, 4.500%	3/07/17	Ba3	BB	1,746,161
950	Peru Republic, 8.750%	11/21/33	Ba3	BB	947,625

					6,002,126

	Philippines - 0.8%
1,143	Philippines Republic, 8.375%	2/15/11	Ba2	BB	1,163,003
1,000	Philippines Republic, 9.375%	1/18/17	Ba2	BB	1,056,250
300	Philippines Republic, 10.625%	3/16/25	Ba2	BB	321,750

					2,541,003

	Poland - 0.2%
500	Poland Republic, 5.250%	1/15/14	A2	BBB+	518,250

	Qatar - 0.1%
458	Ras Laffan Liquefied Natural Gas Company Limited, 144A, 3.437%	9/15/09	Baa1	A-	453,913

	Russia - 2.8%
500	Aries, 144A, 9.600%	10/25/14	Ba2	BB+	563,750
500	Russia Federation, 8.750%	7/24/05	Baa3	BB+	521,955
1,800	Russia Federation, 8.250%	3/31/10	Baa3	BB+	1,961,840
750	Russia Federation, 11.000%	7/24/18	Baa3	BB+	980,744
1,625	Russia Federation, 5.000%	3/31/30	Baa3	BB+	1,567,150
3,200	Russia Ministry of Finance, 3.000%	5/14/08	Ba2	BB+	2,900,746
600	Russia Ministry of Finance, 3.000%	5/14/11	Ba2	BB+	476,840

					8,973,025

	South Africa - 2.1%
4,950	South Africa Republic, 9.125%	5/19/09	Baa2	BBB	5,878,125
730	South Africa Republic, 6.500%	6/02/14	Baa2	BBB	781,100

					6,659,225

	South Korea - 0.7%
1,000	Export-Import Bank of Korea, 4.250%	11/27/07	A3	A-	1,014,121
435	Export-Import Bank of Korea, 4.500%	8/12/09	A3	A-	440,845
165	Export-Import Bank of Korea, 144A, 4.125%	2/10/09	A3	A-	165,155
500	LG Caltex Oil Corproation, 144A, 5.500%	8/25/14	Baa2	BBB	511,104

					2,131,225

	Thailand - 0.1%
290	PTT Public Company Limited, 144A, 5.750%	8/01/14	Baa1	BBB+	301,241

	Tunisia - 0.6%
1,700	Banque de Tunisie, 7.375%	4/25/12	Baa2	BBB	1,940,125

	Turkey - 1.6%
1,670	Turkey Republic, 12.375%	6/15/09	B1	BB-	2,087,500
800	Turkey Republic, 11.750%	6/15/10	B1	BB-	996,000
450	Turkey Republic, 9.000%	6/30/11	B1	BB-	502,594
400	Turkey Republic, 11.000%	1/14/13	B1	BB-	492,500
390	Turkey Republic, 7.250% (DD, settling 10/07/04)	3/15/15	B1	BB-	384,435
410	Turkey Republic, 11.875%	1/15/30	B1	BB-	567,850

					5,030,879

	Ukraine - 1.6%
800	Ukraine Cabinet Ministers, 144A, 5.330%	8/05/09	B1	B+	812,000
350	Ukraine Government, 6.875%	3/04/11	B1	B+	346,684
1,600	Ukraine Government, 144A, 7.650%	6/11/13	B1	B+	1,608,000
1,073	Ukraine Government, Reg S, 11.000%	3/15/07	B1	B+	1,173,982
1,000	Ukraine Government, Series 2004, 5.330%	8/05/09	B1	B+	1,017,146

					4,957,812

	Uruguay - 1.2%
1,800	Uruguay Republic, 7.250%	2/15/11	B3	B	1,701,000
2,520	Uruguay Republic, 7.875%	1/15/33	B3	B	2,041,225

					3,742,225

	Venezuela - 1.5%
500	Venezuela Republic, 2.750%	12/18/07	Caa1	B	498,995
2,600	Venezuela Republic, 5.375%	8/07/10	B2	B	2,360,556
335	Venezuela Republic, 8.500% (DD, settling 10/08/04)	10/08/14	B2	B	328,300
1,040	Venezuela Republic, 9.250%	9/15/27	B2	B	1,027,520
500	Venezuela Republic, 9.375%	1/13/34	B2	B	495,250

					4,710,621

	Vietnam - 0.8%
2,600	Socialist Republic of Vietnam, 4.000%	3/14/16	NR	BB-	2,435,592

	Total Emerging Markets Sovereign Debt (cost $96,915,484)				100,710,868

	U.S. CONVERTIBLE BONDS - 1.2% (0.8% of Total Investments)
	Financials - 1.2%
5,000	Trizec Hahn Corporation, 3.000%	1/29/21	Ba1	NR	3,650,000

	Total U.S. Convertible Bonds (cost $3,585,228)				3,650,000

	U.S. CORPORATE BONDS - 3.7% (5.2% of Total Investments)
	Hotels Restaurants & Leisure - 2.8%
2,000	Aztar Corporation, 9.000%	8/15/11	Ba3	B+	2,225,000
2,150	Harrahs Entertainment, 7.875%	12/15/05	Ba1	BB+	2,276,313
2,000	MGM Mirage, Inc., 6.750%	8/01/07	Ba1	BB+	2,120,000
2,000	Park Place Entertainment, 7.875%	12/15/05	Ba2	BB-	2,110,000

					8,731,313

	Real Estate - 2.4%
2,000	D.R. Horton, Inc., 7.500%	12/01/07	Ba1	BB+	2,210,000
2,000	KB Home, 8.625%	12/15/08	Ba2	BB-	2,260,000
3,000	Standard Pacific Corporation, 6.500%	10/01/08	Ba2	BB	3,150,000

					7,620,000

	Total U.S. Corporate Bonds (cost $16,039,638)				16,351,313

	REPURCHASE AGREEMENTS - 2.7% (2.0% of Total Investments)

$8,664	State Street Bank, 1.700%, dated 9/30/04, due 10/01/04, repurchase price $8,664,665				8,664,256
	collateralized by $6,705,000 U.S. Treasury Bonds, 7.500%, due 11/15/16, value $8,843,265

	Total Repurchase Agreements (cost $8,664,256)				8,664,256

	Total Investments (cost $400,372,274) - 137.0%				433,811,302

	Other Assets less Liabilities - 0.9%				2,781,226

	Preferred Shares, at Liquidation Value - (37.9)%				(120,000,000)

	Net Assets Applicable to Common Shares - 100%				$316,592,528

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Senior Loans in which the Fund invests generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally
(i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate
("LIBOR"), (ii) the prime rate offered by one or more major United States banks, or (iii) the certificate of deposit rate.
Senior Loans are generally considered to be restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.
Pursuant to the terms of certain of the variable rate senior loan agreements, the Fund may have senior loan commitments. The Fund will maintain with its custodian, cash, liquid securities and/or liquid senior loans having an aggregate value at least equal to the amount of unfunded senior loan commitments. At
September 30, 2004, the Fund had an unfunded loan commitment of $409,091.
*	Senior Loans in the Fund's portfolio generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a
Borrower to prepay, prepayments of Senior Loans in the Fund's portfolio may occur. As a result, the actual remaining maturity of Senior Loans held in the Fund's portfolio may be substantially less than the stated
maturities shown. The Fund estimates that the actual average maturity of the Senior Loans held in its portfolio will be approximately 18-24 months.
**	Ratings below Baa by Moody's Investor Service, Inc. or BBB by Standard & Poor's Group are considered to be below investment grade.
(a)	At or subsequent to September 30, 2004, this issue was under the protection of the federal bankruptcy court.
144A	144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.
Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the U.S. without registering those securities with the SEC. Specifically, Reg S provides a safe harbor from the registration requirements of the Securities Act for offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
(DD)	Security purchased on a delayed delivery basis.
NR	Not rated.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of premium amortization on debt securities, recognition of income on REIT securities, and timing differences in recognizing certain gains and losses on security transactions.

At September 30, 2004, the cost of investments was $401,196,490.

Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2004, were as follows:

Gross unrealized:
	Appreciation	$34,456,252
	Depreciation	(1,841,440)

	Net unrealized appreciation of investments	$32,614,812

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Diversified Dividend and Income Fund

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         11/29/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (Principal Executive Officer)

Date         11/29/04

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (Principal Financial Officer)

Date         11/29/04

* Print the name and title of each signing officer under his or her signature.